Employee benefits - Employee benefits - Components - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Post-employment benefits	€ 837	€ 739	€ 881
Other long-term benefits	2,389	2,358	2,318
Provision for employment termination benefits	2	1	2
Other employee-related payables and payroll taxes due	1,923	1,857	1,862
Provision for social risks and litigations	32	29	50
Total employee benefits	€ 5,183	€ 4,985	€ 5,113